SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of obligation with guarantee liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Guarantee Liability, Opening balances	¥ 229,503	¥ 886,862
Fair value of guarantee liabilities at inception of new loans	921,015	781,808
Release of guarantee liabilities	(691,615)	(1,439,167)
Guarantee Liability, Ending balances	¥ 458,903	¥ 229,503